Related party transactions - Schedule of Remuneration of Key Management Personnel (Details) - Related Party - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of transactions between related parties [line items]
Salary, wages and consultancy fees	$ 995,080	$ 883,834	$ 2,972,188	$ 2,668,078
Bonuses	0	0	308,314	0
Post-employment benefits (pensions)	59,633	59,189	154,927	144,700
Remuneration of key management personnel	$ 1,054,713	$ 943,023	$ 3,435,429	$ 2,812,778